Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Schroder Absolute Return EMD and Currency Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a positive absolute return from capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 62% of the average value of its portfolio. The Fund commenced investment activities on December 15, 2011, and the portfolio turnover rate is not annualized.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	62.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Net Annual Fund Operating Expenses" shown above include expenses incurred indirectly by the Fund (e.g., indirect Other Expenses and/or Acquired Fund Fees and Expenses), and thus may be higher than the Ratio of Expenses to Average Net Assets included in the "Financial Highlights" section of the full prospectus. If only the operating expenses of the Fund were included in Net Annual Fund Operating Expenses, and not the indirect expenses incurred by the Fund, the Net Annual Fund Operating Expenses would be 1.15% for Investor Shares, and 1.40% for Advisor Shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions. The Example is based, for the first year, on the Net Annual Fund Operating Expenses and, for all other periods, on Total Annual Fund Operating Expenses.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Advisor Shares - Investor Shares (whether or not shares are redeemed)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Advisor Shares - Investor Shares (whether or not shares are redeemed)
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve a positive absolute return through investments principally in emerging market debt ("EMD") securities and in currencies of countries anywhere in the world (including the U.S. dollar) and other investments providing exposures to those currencies. EMD securities include debt securities issued by emerging market country sovereign issuers; debt securities issued by government agencies and instrumentalities and regional and local governmental issuers in emerging market countries; and debt securities of companies organized in emerging market countries or that the Fund's sub-adviser determines to have at least 50% of their assets in one or more emerging market countries or to derive at least 50% of their revenues or profits from one or more emerging market countries. EMD securities may be denominated in local emerging market currencies or in non-emerging market currencies, including the U.S. dollar. The Fund's sub-adviser will seek to achieve a positive absolute return in all market conditions and will not manage the Fund to outperform a specific securities benchmark.

In seeking to identify investments for the Fund, the sub-adviser performs fundamental research on global and regional market conditions, specific countries, and specific issuers. Based on this analysis, the sub-adviser seeks not only to identify investments presenting the potential for attractive returns, but also to understand in detail the risk posed by each investment. The sub-adviser will allocate the Fund's assets actively among different EMD securities, other debt securities, and emerging market and non-emerging market currency and cash positions in response to changing market conditions. The Fund's currency investments may result in the Fund holding substantial cash investments (in any currency, including the U.S. dollar). The sub-adviser will use cash strategically, potentially building the Fund's cash position when the sub-adviser believes that attractive investments for the Fund are not available or when the sub-adviser believes a relatively large cash position will help ensure that the Fund will be able to invest in attractive new opportunities as they become available. The Fund may gain currency exposures by holding cash positions or through notional or derivative transactions (such as currency futures contracts, forward contracts, options and swaps). The Fund may also seek to gain exposure to a currency by investments in debt securities denominated in such a currency, if the Fund's sub-adviser determines that those securities provide an effective substitute for investment directly in the currency. The Fund may have a substantial exposure to the U.S. dollar (up to 100% of the Fund's assets).

The Fund, under normal circumstances, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in EMD securities and in investments intended to provide exposure to currencies around the world, including currencies of emerging market countries and of countries other than emerging market countries, including the United States. (For purposes of this 80% requirement and the 60% calculation described below, the Fund will include among its investments in currencies its exposures to currencies under derivatives contracts, such as forward foreign currency contracts or similar instruments.) The Fund may invest in debt obligations of governmental or private issuers located anywhere in the world. The Fund's sub-adviser currently expects that the Fund will normally invest at least 60% of its assets in EMD securities and investments providing exposure to emerging market currencies. The Fund is a non-diversified mutual fund.

Risk [Heading]	rr_RiskHeading	Principal Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The Fund will be affected by the investment decisions, techniques, and risk analyses of the Fund's investment team, and there is no guarantee that the Fund will achieve its investment objective. The values of investments held by the Fund may fluctuate in response to actual or perceived issuer, political, market, and economic factors influencing the financial markets generally, or relevant industries or sectors within them. Fluctuations may be more pronounced if the Fund invests substantially in one country or group of countries or in companies with smaller market capitalizations. Other principal risks of investing in the Fund include:

•  Emerging Markets Securities Risk: compared to foreign developed markets, investing in emerging markets may involve heightened volatility, greater political, regulatory, legal and economic uncertainties, less liquidity, dependence on particular commodities or international aid, high levels of inflation, and certain special risks associated with smaller capitalization companies;

•  Foreign Securities Risk: investments in non-U.S. issuers, directly or through use of depositary receipts, may be affected by adverse political, regulatory, economic, market or other developments affecting issuers located in foreign countries, currency exchange rates or regulations, or foreign withholding taxes;

•  Currency Strategy Risk: the values of foreign currencies relative to the U.S. dollar may be extremely volatile and may fluctuate in response to, among other factors, interest rate changes, intervention (or failure to intervene) by the U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund; the imposition of currency controls; and political and regulatory developments in the United States or abroad. Officials in foreign countries may from time to time take actions in respect of their currencies which could adversely affect the values of a Fund's assets denominated in those currencies or the liquidity of such investments. Foreign-currency values can decrease significantly both in the short term and over the long term in response to these and other developments. If the Fund purchases securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Fund's assets and potentially the Fund's income available for distribution;

•  Interest Rate Risk: fixed income, or debt, securities may decline in value due to changes in interest rates, extended duration of principal payments at below-market interest rate, or prepayment;

•  Credit/High-Yield Risk: the ability, or perceived ability, of the issuer of a debt security to make timely payments of interest and principal will affect the security's value, especially for speculative securities below investment grade ("high-yield bonds" or "junk bonds");

•  Non-Diversification Risk: a non-diversified fund is able to invest its assets in a more limited number of issuers than a diversified fund, so a decline in the market value of a particular security may affect the Fund's value more than if the Fund were a diversified fund;

•  Valuation Risk: certain securities may be difficult to value, and to the extent the Fund sells a security at a price lower than that used to value the security, its net asset value will be adversely affected;

•  Inflation/Deflation Risk: the value of the Fund's investments may decline as inflation reduces the value of money; conversely, if deflation reduces prices throughout the economy there may be an adverse effect on the creditworthiness of issuers in whose securities the Fund invests;

•  Derivatives Risk: investing in derivative instruments may be considered speculative and involves leverage, liquidity, and valuation risks and the risk of losing more than the principal amount invested;

•  Liquidity Risk: illiquid securities may be highly volatile, difficult to value, and difficult to sell or close out at favorable prices or times. Investments in foreign securities, including emerging market securities, tend to have greater exposure to liquidity risk;

•  Convertible Securities Risk: debt securities that are convertible into preferred or common stocks are subject to the risks of both debt and equity securities; and

•  Portfolio Turnover Risk: if the Fund frequently trades its securities, this will increase transaction costs, may result in taxable capital gains, and may lower investment performance.

Please see "Principal Risks of Investing in the Funds" in the Fund's full prospectus for a more detailed description of the Fund's risks. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	a non-diversified fund is able to invest its assets in a more limited number of issuers than a diversified fund, so a decline in the market value of a particular security may affect the Fund's value more than if the Fund were a diversified fund;
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing its total return for one year and since inception and by comparing the Fund's average annual total returns with those of a broad-based market index. The bar chart shows the performance of the Fund's Investor Shares. The performance of Advisor Shares would be lower because of the lower expenses paid by Investor Shares. Past performance (before and after taxes) is not necessarily predictive of future performance. Visit www.schroderfunds.com for more current performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing its total return for one year and since inception and by comparing the Fund's average annual total returns with those of a broad-based market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.schroderfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily predictive of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Calendar Year End (through 12/31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest	Lowest
12/31/12	6/30/12
4.42%	-1.01%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.01%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares in the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are shown only for Investor Shares and are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares in the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns for Advisor Shares will vary.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for Periods Ended December 31, 2012
BBA LIBOR USD 3 Month Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.44%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.44%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2011
Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment):	rr_MaximumAccountFeeOverAssets	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.85%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.01%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.60%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.41%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	144
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	573
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,028
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,290
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	144
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	573
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,028
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,290
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.57%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.51%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2011
Investor Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment):	rr_MaximumAccountFeeOverAssets	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.82%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.73%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.57%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.16%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	118
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	489
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	885
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,994
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	118
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	489
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	885
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,994
Annual Return 2012	rr_AnnualReturn2012	3.90%
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are shown only for Investor Shares and are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.90%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.84%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2011
Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.54%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.50%
Investor Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.60%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.09%

[1]	In order to limit the Fund's expenses, the Fund's adviser has contractually agreed through February 28, 2014 to pay or reimburse the Fund to the extent that Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses, other indirect acquired fund expenses, interest, taxes, and extraordinary expenses), for the Fund's Investor Shares, exceed 1.15% of Investor Shares' average daily net assets and, for the Fund's Advisor Shares, exceed 1.40% of Advisor Shares' average daily net assets. If there are Acquired Fund Fees and Expenses, other indirect acquired fund expenses, interest, taxes, or extraordinary expenses other than estimated amounts included in Total Annual Fund Operating Expenses above, the Net Annual Fund Operating Expenses of the Fund will be higher than shown. The expense limitation may only be terminated during its term by the Board of Trustees.
[2]	"Net Annual Fund Operating Expenses" shown above include expenses incurred indirectly by the Fund (e.g., indirect Other Expenses and/or Acquired Fund Fees and Expenses), and thus may be higher than the Ratio of Expenses to Average Net Assets included in the "Financial Highlights" section of the full prospectus. If only the operating expenses of the Fund were included in Net Annual Fund Operating Expenses, and not the indirect expenses incurred by the Fund, the Net Annual Fund Operating Expenses would be 1.15% for Investor Shares, and 1.40% for Advisor Shares.